Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 45,895	$ 54,681	$ 63,621	$ 78,846
France [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,000	12,000	14,000
United States [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 36,000	$ 43,000	$ 50,000